LEASES (Narrative) (Details) - Offices and Cars [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Remaining lease term	7 years 1 month 6 days
Extended period of lease term	2 years 10 months 25 days
Operating lease expenses	$ 1,264	$ 1,095
Operating lease expenses within 12 months or less	$ 215	$ 201